Risk management and concentrations of risk (Details Textual) - USD ($) $ in Millions	1 Months Ended
	Dec. 29, 2014	Mar. 17, 2014	Dec. 31, 2018	Jan. 02, 2017	Oct. 01, 2015
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net			$ 0.9
Debt Instrument, Interest Rate, Stated Percentage			8.00%
$385 million facility [Member]
Derivative, Notional Amount			$ 130.0
2.941% rate [Member]
Derivative, Notional Amount			65.0
2.838% rate [Member]
Derivative, Notional Amount			65.0
Grace [Member]
Derivative, Notional Amount			$ 130.0	$ 164.0
Debt Instrument, Face Amount				$ 164.0
Minimum [Member] | Grace [Member]
Debt Instrument, Interest Rate, Stated Percentage				2.305%
Minimum [Member] | Hoegh Gallant [Member]
Derivative, Notional Amount					$ 146.3
Derivative, Fixed Interest Rate					1.9105%
Maximum [Member] | Grace [Member]
Debt Instrument, Interest Rate, Stated Percentage				2.315%
Maximum [Member] | Hoegh Gallant [Member]
Derivative, Notional Amount					$ 146.3
Derivative, Fixed Interest Rate					1.9145%
Lampung Facility [Member]
Derivative, Notional Amount		$ 237.1
Derivative, Term of Contract		12 years
Derivative, Fixed Interest Rate		2.80%
Repayments of Secured Debt	$ 7.9